Financial instruments and financial risk management (Details 2) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 42,980				$ 21,832				$ 23,878
Currency risk | USD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,659				1,640
Income tax and other receivables	14,990				9,397
Assets subject to currency risk	17,649				11,037
Accounts payable and other liabilities	(46,289)				(43,765)
Total	$ (28,640)				$ (32,728)
Currency risk | CAD
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 113				$ 183
Income tax and other receivables		45				32
Assets subject to currency risk		158				215
Accounts payable and other liabilities		(724)				(1,268)
Total		$ (566)				$ (1,053)
Currency risk | MXN
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			$ 73				$ 393
Income tax and other receivables			13,262				8,748
Assets subject to currency risk			13,335				9,141
Accounts payable and other liabilities			(30,208)				(22,865)
Total			$ (16,873)				$ (13,724)
Currency risk | PEN
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | S/				S/ 2,473				S/ 1,064
Income tax and other receivables | S/				1,683				617
Assets subject to currency risk | S/				4,156				1,681
Accounts payable and other liabilities | S/				(15,357)				(19,632)
Total | S/				S/ (11,201)				S/ (17,951)